Long-Term Debt	9 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Long-Term Debt
8.	Long-Term Debt

On June 11, 2014, the Company entered into a Loan and Security Agreement pursuant to which the lender agreed to make available to the Company $10,000 in two separate $5,000 loans under secured promissory notes. The initial note was made on June 11, 2014 in an aggregate principal amount equal to $5,000 (the “Initial Promissory Note”) and is repayable over a term of 27 months beginning on July 1, 2015, subsequent to a twelve month interest-only period beginning on July 1, 2014. The borrowing arrangement included the issuance to the lender of warrants to purchase 177,514 shares of the Company’s Common Stock at an exercise price of $1.41 per share.

The Initial Promissory Note bears interest at a rate equal to the greater of (a) 11.25% or (b) 11.25% plus the Wall Street Journal Prime Rate, less 3.25%, and includes an additional interest payment of 2.5% of the loan amount due on October 1, 2017, which is accreted over the term of the loan. Pursuant to the Loan and Security Agreement, an additional $5,000 became available to the Company through December 31, 2014 as a result of the completion of the $26,666 private placement discussed in Note 1. An event of default under the Loan and Security Agreement includes, but is not limited to, breach of covenants, insolvency, and occurrence of any default under any agreement or obligation of the Company.

The Loan and Security Agreement also contains covenants which include certain restrictions with respect to subsequent indebtedness, liens, loans and investments, asset sales and share repurchases and other restricted payments, subject to certain exceptions. The Loan and Security Agreement also contains financial reporting obligations.

The fair value of the warrant issued to the lender was determined to be $230 at the date of issuance, and was recorded as a discount on the debt. The discount will be amortized as additional interest expense over the term of the debt. Borrowings outstanding, net of discounts, amounted to $4,723 at September 30, 2014.

Future principal payments under the borrowing arrangement as of September 30, 2014 are as follows:

Year ended December 31:
2014	$—
2015	1,111
2016	2,222
2017	1,667
$5,000